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TIFF Multi-Asset Fund
TIFF Multi-Asset Fund

TIFF Investment Program (“TIP”)

Supplement dated April 30, 2021

to the Prospectus dated April 30, 2021

TIFF Multi-Asset Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/2020)

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

Average Annual Returns - TIFF Multi-Asset Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
TIFF Multi-Asset Fund	Return before Taxes	17.65%		9.07%		6.95%		7.92%		Mar. 31, 1995
After Taxes on Distributions | TIFF Multi-Asset Fund	Return after Taxes on Distributions	17.40%		7.26%		5.22%		6.15%
After Taxes on Distributions and Sale of Fund Shares | TIFF Multi-Asset Fund	Return after Taxes on Distributions and Sale of Fund Shares	10.63%		6.37%		4.92%		5.87%
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	MSCI All Country World Index (does not reflect fees, expenses, or taxes)	16.25%		12.24%		9.12%		7.55%		Mar. 31, 1995
Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)	6.42%		7.03%		6.81%		7.22%		Mar. 31, 1995
Multi-Asset Fund Constructed Index (does not reflect taxes)	Multi-Asset Fund Constructed Index (does not reflect taxes)	13.37%	[1]	9.48%	[1]	6.56%	[1]	7.41%	[1]	Mar. 31, 1995	[1]
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	13.90%		9.74%		7.52%		7.17%		Mar. 31, 1995
[1]	Performance of the Multi-Asset Fund Constructed Index generated from July 1, 2009, through September 30, 2015, was reduced by 0.20% per annum, prorated monthly. This reduction reflected an estimate of the costs of investing in the Constructed Index’s asset segments through index funds or other instruments. The reported performance of the Constructed Index would increase in the absence of a 0.20% reduction.